COMMITMENT AND CONTINGENCY (Obligations Payments Under Non-Cancelable Purchase Agreements) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
2013	3,485,587
2014	859,045
2015	189,998
2016	28,782
2017 and thereafter	13,031
Potential additional business tax, amount	4,419,131
Minimum [Member]
Commitments And Contingencies [Line Items]
Sales tax	3.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Sales tax	5.00%